Acquisition - Schedule Of Components Of Purchase Price Of Business Acquisition (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 9,086,000	$ 9,812,000	$ 9,646,000		$ 8,101,000
Relec Electronics Ltd [Member]
Business Acquisition [Line Items]
Accounts receivable				$ 633,000
Prepaid and other current assets				53,000
Inventories, net				994,000
Property and equipment				94,000
Accounts payable and accrued expenses				(557,000)
Net assets acquired				2,617,000
Goodwill				1,148,000
Purchase price				3,765,000
Relec Electronics Ltd [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible Assets				900,000
Relec Electronics Ltd [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Intangible Assets				$ 500,000